Note 5 - Property and Equipment (Details) - Property and Equipment (USD $)	Nov. 30, 2014	Nov. 30, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 5,007,769	$ 4,238,800
Accumulated amortization	3,388,872	3,007,491
Net book value	1,618,897	1,231,309
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	247,335	228,854
Accumulated amortization	196,237	177,831
Net book value	51,098	51,023
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Cost	119,151	113,862
Accumulated amortization	99,027	79,603
Net book value	20,124	34,259
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	126,690	126,690
Accumulated amortization	98,406	91,335
Net book value	28,284	35,355
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,019,713	2,378,621
Accumulated amortization	1,658,299	1,404,479
Net book value	1,361,414	974,142
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,142,122	1,111,731
Accumulated amortization	1,142,122	1,087,083
Net book value		24,648
Laboratory Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	276,300	202,584
Accumulated amortization	124,928	100,138
Net book value	151,372	102,446
Computer Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	76,458	76,458
Accumulated amortization	69,853	67,022
Net book value	$ 6,605	$ 9,436